Related Party Disclosures - Schedule of Related Party Disclosures (Details) - Maruho [Member] - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Revenue from research collaborations and licensing agreement	€ 6,441	€ 686
Income from the reimbursement of restructuring expenses		6,215
Rental income	20	34
Receivables from research cooperation	48	149
Liability from the Share Purchase Agreement (earn out and start-up costs)	16,956	14,720
Other liabilities		€ 72